Debt and Interest Expense	12 Months Ended
Dec. 31, 2013
Debt Instruments [Abstract]
Debt and Interest Expense
11.  DEBT AND INTEREST EXPENSE

The following table presents outstanding debt as of December 31, 2013 and 2012:

	December 31, 2013			December 31, 2012
thousands	Principal	Carrying Value	Fair Value (1)	Principal	Carrying Value	Fair Value (1)
4.000% Senior Notes due 2022	$670,000	$673,278	$641,237	$670,000	$673,617	$669,928
5.375% Senior Notes due 2021	500,000	495,173	533,615	500,000	494,661	499,946
2.600% Senior Notes due 2018	250,000	249,718	247,988	—	—	—
Total debt outstanding	$1,420,000	$1,418,169	$1,422,840	$1,170,000	$1,168,278	$1,169,874

(1)	Fair value is measured using Level 2 inputs.

Debt activity. The following table presents the debt activity for the years ended December 31, 2013 and 2012:

thousands	Carrying Value
Balance as of December 31, 2011	$669,178
WES revolving credit facility borrowings	374,000
Issuance of 4.000% Senior Notes due 2022	670,000
Repayment of WES revolving credit facility	(374,000)
Repayment of WES note payable to Anadarko	(175,000)
WES revolving credit facility borrowings - Swingline	20,000
WES repayment of revolving credit facility - Swingline	(20,000)
Other	4,100
Balance as of December 31, 2012	$1,168,278
WES revolving credit facility borrowings	710,000
Repayments of WES revolving credit facility	(710,000)
Issuance of 2.600% Senior Notes due 2018	250,000
Other	(109)
Balance as of December 31, 2013	$1,418,169

WES Senior Notes. In August 2013, WES completed the offering of $250.0 million aggregate principal amount of 2.600% Senior Notes due 2018 (the “2018 Notes”) at a price to the public of 99.879% of the face amount. Including the effects of the issuance and underwriting discounts, the effective interest rate of the 2018 Notes is 2.806%. Interest is paid semi-annually on February 15 and August 15 of each year. Proceeds (net of underwriting discount of $1.5 million, original issue discount and debt issuance costs) were used to repay amounts then outstanding under WES’s $800.0 million senior unsecured revolving credit facility (“WES RCF”).
The 2018 Notes mature on August 15, 2018, unless earlier redeemed. WES may redeem the 2018 Notes in whole or in part, at any time before July 15, 2018, at a redemption price equal to the greater of (i) 100% of the principal amount of the 2018 Notes to be redeemed or (ii) the sum of the present values of the remaining scheduled payments of principal and interest on such 2018 Notes (exclusive of interest accrued to the redemption date) discounted to the redemption date on a semi-annual basis (assuming a 360-day year consisting of twelve 30-day months) at the Treasury Rate (as defined in the indenture governing the 2018 Notes) plus 20 basis points, plus, in either case, accrued and unpaid interest to such redemption date, if any, on the principal amount being redeemed. On or after July 15, 2018, the 2018 Notes may be redeemed, at any time in whole, or from time to time in part, at a price equal to 100% of the principal amount of the 2018 Notes to be redeemed, plus accrued interest on the 2018 Notes to be redeemed to the date of redemption.
11.  DEBT AND INTEREST EXPENSE (CONTINUED)

In June 2012, WES completed the offering of $520.0 million aggregate principal amount of 4.000% Senior Notes due 2022. In October 2012, WES issued an additional $150.0 million in aggregate principal amount of 4.000% Senior Notes due 2022. The October 2012 notes and the June 2012 notes were issued under the same indenture and are considered a single class of securities, collectively referred to as the “2022 Notes.”
In May 2011, WES completed the offering of $500.0 million aggregate principal amount of 5.375% Senior Notes due 2021 (the “2021 Notes”). The indentures governing the 2021 Notes, the 2022 Notes, and the 2018 Notes contain customary events of default. At December 31, 2013, WES was in compliance with all covenants under the indentures governing the 2021 Notes, 2022 Notes, and the 2018 Notes.

Interest rate agreements. In May 2012, WES entered into U.S. Treasury Rate lock agreements to mitigate the risk of rising interest rates prior to the issuance of the 2022 Notes. WES settled the rate lock agreements simultaneously with the June 2012 offering of the 2022 Notes, realizing a loss of $1.7 million, which is included in other income (expense), net in the consolidated statements of income.
In March 2011, WES entered into a forward-starting interest-rate swap agreement to mitigate the risk of rising interest rates prior to the issuance of the 2021 Notes. In May 2011, WES issued the 2021 Notes and terminated the swap agreement, realizing a loss of $1.9 million, which is included in other income (expense), net in the consolidated statements of income.

WES note payable to Anadarko. In 2008, WES entered into a five-year $175.0 million term loan agreement with Anadarko. The interest rate was fixed at 2.82% prior to June 2012 when the WES note payable to Anadarko was repaid in full with proceeds from the June 2012 offering of the 2022 Notes.

WES revolving credit facility. In March 2011, WES entered into the amended and restated $800.0 million senior unsecured WES RCF and borrowed $250.0 million under the WES RCF to repay the WES Wattenberg term loan (described below). The WES RCF amended and restated a $450.0 million credit facility, which was originally entered into in October 2009. At December 31, 2013 and 2012, the interest rate on the WES RCF was 1.67% and 1.71%, respectively. WES is required to pay a quarterly facility fee currently ranging from 0.20% to 0.35% of the commitment amount (whether used or unused), based upon its senior unsecured debt rating. The facility fee rate was 0.25% at December 31, 2013 and 2012. See Note 13.
As of December 31, 2013, WES had no outstanding borrowings, $12.8 million in outstanding letters of credit issued and $787.2 million available for borrowing under the WES RCF. At December 31, 2013, WES was in compliance with all covenants under the WES RCF.
11.  DEBT AND INTEREST EXPENSE (CONTINUED)

The 2021 Notes, the 2022 Notes, the 2018 Notes and obligations under the WES RCF are recourse to WES GP. WES GP is indemnified by a wholly owned subsidiary of Anadarko, WGRI, against any claims made against WES GP under the 2022 Notes, the 2021 Notes, and/or the WES RCF. See Note 2 and Note 13 for a discussion of amendments to the RCF and borrowing activity under the new RCF in March 2014, related to acquisitions which closed after December 31, 2013.
In connection with the acquisition of the Non-Operated Marcellus Interest in March 2013, WES GP and another wholly owned subsidiary of Anadarko entered into an indemnification agreement (the “2013 Indemnification Agreement”) whereby such subsidiary agreed to indemnify WES GP for any recourse liability it may have for WES RCF borrowings, or other debt financing, attributable to the acquisitions of the Non-Operated Marcellus Interest or the Anadarko-Operated Marcellus Interest. The 2013 Indemnification Agreement applies to the 2018 Notes. WES GP and WGRI also amended and restated the existing indemnity agreement between them to reduce the amount for which WGRI would indemnify WES GP by an amount equal to any amounts payable to WES GP under the 2013 Indemnification Agreement. See Note 13.

WGP working capital facility. On November 1, 2012, WGP entered into a $30.0 million working capital facility (the “WGP WCF”) with Anadarko as the lender. The facility is available exclusively to fund WGP’s working capital borrowings. Borrowings under the facility will mature on November 1, 2017, and will bear interest at London Interbank Offered Rate (“LIBOR”) plus 1.50%. The interest rate was 1.67% and 1.71% at December 31, 2013 and 2012, respectively.
WGP is required to reduce all borrowings under the WGP WCF to zero for a period of at least 15 consecutive days during the twelve month period commencing on November 1, 2012, and during the twelve month period commencing on each anniversary thereof. As of December 31, 2013, WGP had no outstanding borrowings under the WGP WCF, and WGP was in compliance with all covenants under the WGP WCF.

WES Wattenberg term loan. In connection with the Wattenberg acquisition, in August 2010 WES borrowed $250.0 million under a three-year term loan from a group of banks (“Wattenberg term loan”). The Wattenberg term loan incurred interest at LIBOR plus a margin ranging from 2.50% to 3.50% depending on WES’s consolidated leverage ratio as defined in the Wattenberg term loan agreement. WES repaid the Wattenberg term loan in March 2011 using borrowings from the WES RCF and recognized $1.3 million of accelerated amortization expense related to its early repayment.

11.  DEBT AND INTEREST EXPENSE (CONTINUED)

Interest expense. The following table summarizes the amounts included in interest expense:

	Year Ended December 31,
thousands	2013	2012	2011
Third parties
Interest expense on long-term debt	$59,293	$41,171	$20,533
Amortization of debt issuance costs and commitment fees (1)	4,449	4,319	5,297
Capitalized interest	(11,945)	(6,196)	(420)
Total interest expense – third parties	51,797	39,294	25,410
Affiliates
Interest expense on WES note payable to Anadarko (2)	—	2,440	4,935
Interest expense on affiliate balances (3)	—	326	—
Total interest expense – affiliates	—	2,766	4,935
Interest expense	$51,797	$42,060	$30,345

(1)
For the years ended December 31, 2013 and 2012, includes $1.0 million and $1.1 million, respectively, of amortization of (i) the original issue discount for the June 2012 offering of the 2022 Notes, partially offset by the original issue premium for the October 2012 offering of the 2022 Notes, (ii) original issue discount for the 2021 Notes and (iii) underwriters’ fees. In addition, for the year ended December 31, 2013, includes the amortization of the original issue discount and underwriters’ fees for the 2018 Notes of $0.2 million. For the year ended December 31, 2011, includes $0.5 million of amortization of the original issue discount and underwriters’ fees for the 2021 Notes.

(2)	In June 2012, the WES note payable to Anadarko was repaid in full. See WES note payable to Anadarko within this Note 11.

(3)
Imputed interest expense on the reimbursement payable to Anadarko for certain expenditures Anadarko incurred in 2011 related to the construction of the Brasada facility and Lancaster plant. In the fourth quarter of 2012, WES repaid the reimbursement payable to Anadarko associated with the construction of the Brasada facility and Lancaster plant.